Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables [Line Items]
Summary of Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

	2021	2020
Trade receivables	179,199	67,553
Loss allowance	(322)	(341)
Trade receivables net	178,877	67,212
Advances and other receivables	12,089	5,573
	190,966	72,785

Summary of Loss Allowance and Impairment Losses

The following table presents the evolution of the loss allowance:

	2021	2020
Opening book value as at January 1	(341)	(807)
Increase in loss allowance for trade receivables	(33)	(232)
Reversals for decrease in loss rate	52	698
Total as at December 31	(322)	(341)
Net impairment (loss)/gain on financial assets(i)	(33)	808

2020 includes a write-off reversal of USD 342 charged directly to the Statement of Comprehensive Income related to Trade receivables.